Financial Instruments - Concentration risk (Details)	12 Months Ended
Dec. 31, 2024
Customer from royalty segment
Disclosure of financial assets [line items]
Percentage of financial receivables	19.00%
Receivables due from an affiliate
Disclosure of financial assets [line items]
Percentage of financial receivables	46.00%